Significant Estimates	12 Months Ended
Mar. 31, 2022
Disclosure of changes in accounting estimates [Abstract]
Significant Estimates [Text Block]

4.     Significant Estimates

(a)    Determination of asset and liability fair values and allocation of purchase consideration

Significant acquisitions require judgements and estimates to be made at the date of acquisition in relation to determining the relative fair value of the allocation of the purchase consideration over the fair value of the assets acquired and liabilities assumed. The information necessary to measure the fair values as at the acquisition date of assets acquired requires management to make certain judgements and estimates about the future performance of these assets.

(b)    Impairment of assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

(c)    Useful economic life

Depreciation of data centre equipment is an estimate of its expected life. In order to determine the useful life of computing equipment, assumptions are required about a range of computing industry market and economic factors, including required hash rates, technological changes, availability of hardware and other inputs.

(d) Deferred and current taxes

The determination of the Company's tax expense for the year and deferred tax assets and liabilities involves significant estimation and judgement by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities, the deferral and deductibility of certain items and interpretation of the treatment for tax purposes of digital currencies by taxation authorities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management's best estimate of the probable outcome of these matters.